Share-Based Compensation (Share-based Compensation to Senior Management and Changyou Employees after Initial Public Offering, Restricted Share Units Activity) (Details) (ClassA Restricted Share Units to Executive Officers (Other than Chief Executive Officer) and Certain Key Employees after Changyou's Initial Public Offering [Member], USD $)
12 Months Ended
Dec. 31, 2012
ClassA Restricted Share Units to Executive Officers (Other than Chief Executive Officer) and Certain Key Employees after Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	865,000
Number of Units, Granted	10,000
Number of Units, Vested	(367,000)
Number of Units, Forfeited	(6,000)
Number of Units, Unvested, Ending balance	502,000
Number of Units, Expected to vest thereafter	481,000
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 12.99
Weighted-Average Grant-Date Fair Value, Granted	$ 12.11
Weighted-Average Grant-Date Fair Value, Vested	$ 12.77
Weighted-Average Grant-Date Fair Value, Forfeited	$ 17.78
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 13.08
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 13.04